Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 15, 2026	Jun. 30, 2026	Jun. 30, 2025
Income Taxes (Details) [Line Items]
U.S. federal income tax at a statutory rate	21.00%
Net operating loss (in Dollars)			$ 9,350
Percentage of taxable income		80.00%
NOL taxable income offset percentage		80.00%
Provision for benefit from income taxes (in Dollars)
Deferred Tax Asset [Member]
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent		100.00%
HK Holding Company [Member]
Income Taxes (Details) [Line Items]
Net operating loss (in Dollars)		$ 19,780	$ 18,080
Corporate income tax rate		16.50%
Shuhai Nanjing [Member]
Income Taxes (Details) [Line Items]
Holiday tax rate percent		15.00%
PRC income tax rate		25.00%
Tianjin Information [Member]
Income Taxes (Details) [Line Items]
PRC income tax rate		25.00%
Xunrui [Member]
Income Taxes (Details) [Line Items]
PRC income tax rate		25.00%
Guozhong Times [Member]
Income Taxes (Details) [Line Items]
PRC income tax rate		25.00%
Guozhong Haoze [Member]
Income Taxes (Details) [Line Items]
PRC income tax rate		25.00%
Guohao Century [Member]
Income Taxes (Details) [Line Items]
PRC income tax rate		25.00%
Jingwei [Member]
Income Taxes (Details) [Line Items]
PRC income tax rate		25.00%